Financial Assets and Liabilities at Fair Value through Profit or Loss - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets, Held for trading		$ 569.8
Financial assets, Mandatorily measured at FVTPL	$ 3,504.6
Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	3,419.3
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Held for trading		569.8
Financial liabilities, Held for trading	40.8	$ 26.7
Financial assets, Mandatorily measured at FVTPL	$ 85.3